Taxes on Income (Schedule of Theoretical Tax) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Major components of tax expense (income) [abstract]
Profit (loss) before taxes on income	€ (22,753)	$ (25,754)	€ (6,293)	€ 9,497
Primary tax rate of the Company	23.00%	23.00%	23.00%	23.00%
Tax calculated according to the Company's primary tax rate	€ 5,233		€ 1,447	€ (2,184)
Different tax rate of foreign subsidiaries	(59)		(576)	(11)
Neutralization of tax calculated in respect of the Company's share in profits of equity accounted investees	27		351	710
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	0		483	3,681
Change in temporary differences for which deferred tax were not recognized	65		325	(166)
Current year tax losses and benefits for which deferred taxes were not created	(2,770)		(1,910)	(1,740)
Tax benefit (taxes) in respect to previous years and others	(7)		5	(3)
Actual Tax benefit	€ 2,489	$ 2,817	€ 125	€ 287